Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Total debt	$ 101,571	$ 130,611
Deferred finance fees	(1,692)	(1,815)
Net total debt	99,879	128,796
Total current portion of long-term debt	13,216	12,927
Non-current portion of long-term debt	86,663	115,869
Loans Payable
Current portion of long-term debt	13,426	13,429
Current portion of deferred finance fees	(210)	(502)
Total current portion of long-term debt	13,216	12,927
Non-current portion of long-term debt	86,663	115,869
Nordea SEB Revolving Facility
Total debt	0	22,500
ABN CACIB Joint Bank Facility
Total debt	101,571	104,927
ABN AMRO Revolving Facility
Total debt	$ 0	$ 3,184